Borrowings and other financial liabilities - Convertible notes (Details) - Jun. 30, 2024 $ in Thousands	USD ($) note $ / aUDPerNote	AUD ($) note $ / aUDPerNote
Convertible Notes - AgCentral and Nabors Lux
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 25,351,000	$ 36,800
Convertible Note 3
Disclosure of detailed information about borrowings [line items]
Face value per note | $ / aUDPerNote	349.34	349.34
Borrowings	$ 6,890,000	$ 9,863
Convertible Note 3 | Tranche 1
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	26,802	26,802
Borrowings	$ 6,548,000	$ 9,363
Convertible Note 3 | Tranche 2
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	715	715
Borrowings	$ 172,000	$ 250
Convertible Note 3 | Tranche 3
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	715	715
Borrowings	$ 170,000	$ 250
Convertible Note 4
Disclosure of detailed information about borrowings [line items]
Face value per note | $ / aUDPerNote	17.68	17.68
Borrowings	$ 4,651,000	$ 6,357
Convertible Note 4 | Tranche 1
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	62,216	62,216
Borrowings	$ 876,000	$ 1,100
Convertible Note 4 | Tranche 2
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	5,656	5,656
Borrowings	$ 81,000	$ 100
Convertible Note 4 | Tranche 3
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	11,312	11,312
Borrowings	$ 158,000	$ 200
Convertible Note 4 | Tranche 4
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	8,484	8,484
Borrowings	$ 118,000	$ 150
Convertible Note 4 | Tranche 5
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	25,452	25,452
Borrowings	$ 347,000	$ 450
Convertible Note 4 | Tranche 6
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	11,313	11,313
Borrowings	$ 151,000	$ 200
Convertible Note 4 | Tranche 7
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	11,313	11,313
Borrowings	$ 152,000	$ 200
Convertible Note 4 | Tranche 8
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	47,511	47,511
Borrowings	$ 640,000	$ 840
Convertible Note 4 | Tranche 9
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	105,602	105,602
Borrowings	$ 1,280,000	$ 1,867
Convertible Note 4 | Tranche 10
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	70,701	70,701
Borrowings	$ 848,000	$ 1,250
Convertible Note 5
Disclosure of detailed information about borrowings [line items]
Face value per note | $ / aUDPerNote	0.01	0.01
Borrowings	$ 1,310,000	$ 1,750
Convertible Note 5 | Tranche 1
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	87,500,000	87,500,000
Borrowings	$ 628,000	$ 875
Convertible Note 5 | Tranche 2
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	87,500,000	87,500,000
Borrowings	$ 682,000	$ 875
Senior Convertible Note
Disclosure of detailed information about borrowings [line items]
Face value per note | $	1.00
Borrowings	$ 12,500,000	$ 18,830
Senior Convertible Note | Tranche 1
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	2,500,000	2,500,000
Borrowings	$ 2,500,000	$ 3,604
Senior Convertible Note | Tranche 2
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	2,500,000	2,500,000
Borrowings	$ 2,500,000	$ 3,731
Senior Convertible Note | Tranche 3
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	2,500,000	2,500,000
Borrowings	$ 2,500,000	$ 3,725
Senior Convertible Note | Tranche 4
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	2,500,000	2,500,000
Borrowings	$ 2,500,000	$ 3,839
Senior Convertible Note | Tranche 5
Disclosure of detailed information about borrowings [line items]
Number of convertible notes issued	2,500,000	2,500,000
Borrowings	$ 2,500,000	$ 3,931